Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2022	2021
	(in € millions)
Trade receivables	509	443
Less: allowance for expected credit losses	(7)	(6)
Trade receivables – net	502	437
Other	188	184
Total	690	621
Trade receivables are non-interest bearing and generally have 30-day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.
The aging of the Group’s net trade receivables is as follows:

	2022	2021
	(in € millions)
Current	317	268
Overdue 1 – 30 days	91	86
Overdue 31 – 60 days	49	43
Overdue 60 – 90 days	19	17
Overdue more than 90 days	26	23
	502	437
The movements in the Group’s allowance for expected credit losses are as follows:

	2022	2021
	(in € millions)
At January 1	6	4
Provision for expected credit losses	8	7
Reversal of unutilized provisions	(2)	(2)
Receivables written off	(5)	(3)
At December 31	7	6
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.